Earnings per share - Schedule of Weighted Average Number of Shares used in Calculating Diluted Earnings Per Share Value (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of weighted average number of shares used in calculating diluted earnings per share value [line items]
Weighted average number of shares used in calculating diluted earnings per share value		€ 413.7	€ 429.1	€ 439.1
Class A Shares [Member]
Disclosure of weighted average number of shares used in calculating diluted earnings per share value [line items]
Weighted average number of shares used in calculating diluted earnings per share value		344.2	356.2	364.8
Class B Shares [Member]
Disclosure of weighted average number of shares used in calculating diluted earnings per share value [line items]
Weighted average number of shares used in calculating diluted earnings per share value	[1]	€ 69.5	€ 72.9	€ 74.3

[1]	Weighted average number of Class B shares of 173.8 million (2024: 182.3 million, 2023: 185.7 million), net of own shares held, was multiplied by 40% considering the relative economic rights.